Stock-Based Compensation (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Stock-based compensation expense	$ 1,038,239	$ 1,939,157	$ 3,460,078	$ 3,700,431
Forfeiture credits	$ 3,650,419	$ 0
Number options, granted	80,341	6,361,841	6,361,841	5,536,249
Unrecognized compensation cost related to unvested stock options	$ 2,452,869		$ 9,050,116
Compensation, expected to be recognized over a weighted average period	9 months 7 days
Directors [Member]
Options cancelled	20,085	20,085
Founders Professional Services Agreement [Member]
Options cancelled	4,125,306	4,125,306
Employees and Directors [Member]
Stock-based compensation expense	$ 1,038,239	$ 1,939,157	3,460,078	$ 3,700,431
2015 Equity Incentive Plan [Member]
Shares authorized and reserved for issuance				14,000,000
Percentage of stock issued and outstanding				5.00%
Issuance of Stock Options [Member]
Stock-based compensation expense	$ (2,444,369)	$ 2,874,147	$ 3,460,078	$ 3,291,434